Debt - Components of Short-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term debt	$ 965	$ 732
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term debt	637	586
Variable Rate Demand Bonds [Member]
Short-term Debt [Line Items]
Short-term debt	128	146
Term Loan Agreement [Member]
Short-term Debt [Line Items]
Short-term debt	$ 200